Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue (note 16)	$ 45,843,929	$ 31,046,812	$ 31,749,693
Cost of sales	23,918,226	16,123,853	15,599,437
Gross profit	21,925,703	14,922,959	16,150,256
Expenses (note 17)
Selling and administrative expenses	24,526,303	19,119,713	11,034,902
Research and development expenses	734,115	1,092,108	1,074,178
Stock-based compensation (note 12)	2,779,312	8,495,189	725,316
Gain on revaluation of options (note 11)	(1,511,399)	(1,028,055)
Gain on revaluation of RSUs (note 11)	(550,260)	(242,595)
Gain on revaluation of the derivative warrant liability (note 10)	(4,255,017)	(1,368,180)
Foreign exchange loss (gain) (note 22)	(452,068)	22,130	(132,306)
Depreciation (notes 7, 19)	579,249	257,099	445,995
Amortization (note 8)	5,508,954	4,384,502	4,813,248
Interest expense (note 9)	1,052,618	1,331,100	4,934,517
Accretion and other financing costs (note 9)	1,231,194	967,106	1,216,949
Loss (gain) on contingent consideration (note 4)	80,071	(332,569)	(946,503)
Loss on revaluation of conversion feature liability (note 9)			1,308,440
Loss on repayment of long-term debt (note 9)			1,497,804
Loss on extinguishment of debt (note 9)	747,865
Impairment of goodwill and intangible assets			2,258,369
Impairment of property and equipment (note 7)	15,246
Restructuring costs	323,075	432,702
Business acquisition costs	433,372	539,734	19,058
Other income	(1,291)	(12,003)	(10,373)
Total expenses	31,241,339	33,657,981	28,239,594
Current income tax (recovery) expense (note 21)	(105,256)	(875)	106,986
Deferred income tax (recovery) expense (note 21)	(504,365)	944,602	(1,051,018)
Income tax (recovery) expense (note 21)	(609,621)	943,727	(944,032)
Net loss for the year	(8,706,015)	(19,678,749)	(11,145,306)
Exchange gain (loss) on translating foreign operations	(1,288,880)	153,432	56,152
Comprehensive loss for the year	$ (9,994,895)	$ (19,525,317)	$ (11,089,154)
Net loss per share (note 13)
Basic	$ (0.28)	$ (0.74)	$ (0.62)
Diluted	$ (0.28)	$ (0.74)	$ (0.62)
Weighted average number of common shares outstanding - basic (note 13)	31,648,001	26,448,594	18,080,533
Weighted average number of common shares outstanding - diluted (note 13)	31,648,001	26,448,594	18,080,533